SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
Percentage

Computers and peripheral equipment	20 – 33 (mainly 33)
Office furniture and equipment	10 – 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of Fair Value Assumptions
	2014	2013	2012

Dividend yield	0%	0%	0%
Expected volatility	61%	69%	127%
Risk-free interest	1.24%	1.03%	0.56%
Expected life (in years)	4	4	4